Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Agreements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 89,539	$ 110,781	$ 146,008
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	164,052	175,510	196,165
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (74,513)	$ (64,729)	(50,157)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	8 years	7 years
Years of average remaining useful life	5 years	5 years
Right of use assets	$ 89,539	$ 110,743	145,906
Buildings [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	164,052	175,358	195,992
Buildings [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (74,513)	$ (64,615)	(50,086)
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	3 years	3 years
Years of average remaining useful life		3 years
Right of use assets		$ 38	102
Other leased assets [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets		152	173
Other leased assets [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets		$ (114)	$ (71)